BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

McDermott International, Inc. (“MDR”), a corporation incorporated under the laws of the Republic of Panama in 1959, is a leading provider of integrated engineering, procurement, construction and installation (“EPCI”), front-end engineering and design (“FEED”), and module fabrication services for upstream field developments worldwide.  We deliver fixed and floating production facilities, pipeline installations and subsea systems from concept to commissioning for complex offshore and subsea oil and gas projects. Operating in approximately 20 countries across Americas, Europe, Africa, the Middle East, Asia and Australia, our integrated resources include a diversified fleet of marine vessels, fabrication facilities and engineering offices. We support our activities with comprehensive project management and procurement services, while utilizing our fully integrated capabilities in both shallow water and deepwater construction. Our customers include national, major integrated and other oil and gas companies, and we operate in most major offshore oil and gas producing regions throughout the world. We execute our contracts through a variety of methods, principally fixed-price, but also including cost reimbursable, cost-plus, day-rate and unit-rate basis or some combination of those methods. In these Notes to our Consolidated Financial Statements, unless the context otherwise indicates, “we,” “us” and “our” mean MDR and its consolidated subsidiaries.

Basis of Presentation

Basis of Presentation

We have presented our Consolidated Financial Statements in U.S. Dollars in accordance with accounting principles generally accepted in the United States (“GAAP”). These Consolidated Financial Statements include the accounts of McDermott International, Inc., its consolidated subsidiaries and controlled entities.  Subsidiaries are defined as being those companies over which we, either directly or indirectly, have control through a majority of the voting rights or the right to exercise control or to obtain the majority of the benefits and be exposed to the majority of the risks. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany transactions and balances have been eliminated in consolidation.

Business Segments

Business Segments

We report financial results under three reportable segments consisting of (1) Americas, Europe, and Africa (“AEA”), (2) the Middle East (“MEA”) and (3) Asia (“ASA”).  We also report certain corporate and other non-operating activities under the heading “Corporate and Other.” Corporate and Other primarily reflects costs that are not allocated to our reportable segments.  For financial information about our segments, see Note 19, Segment Reporting.

Revenue Recognition

Revenue Recognition

Contracts―We determine the appropriate accounting treatment for each of our contracts with customers before work on the project begins. We generally recognize contract revenues and related costs on a percentage-of-completion method for individual contracts or combinations of contracts based on work performed, man hours, or a cost-to-cost method, as applicable to the activity involved. We include the amount of accumulated contract costs and estimated earnings that exceed billings to customers in Contracts in Progress. We include billings to customers that exceed accumulated contract costs and estimated earnings in Advance Billings on Contracts. Most long-term contracts contain provisions for progress payments. We expect to invoice customers for all unbilled revenues. Certain costs are generally excluded from the cost-to-cost method of measuring progress, such as significant costs for materials and third-party subcontractors. On certain projects, we may purchase a significant portion of the materials or incur third-party subcontractor costs, recognized as project costs, either upfront or during other phases of contract execution. Therefore, we believe exclusion of the costs for such materials and subcontractors provides a better measure of actual progress toward completion, particularly in the early stages of contracts, as inclusion of these costs could overstate the progress of projects. We believe that our approach more closely aligns with the actual, physical progress of our contracts.

Costs incurred prior to a project award are generally expensed during the period in which they are incurred. Total estimated project costs and resulting contract income are affected by changes in the expected cost of materials and labor, productivity, vessel costs, scheduling and other factors. Additionally, external factors such as weather, customer requirements and other factors outside of our control may affect the progress and estimated cost of a project’s completion and, therefore, the timing and amount of revenue and income recognition. We regularly review contract price and cost estimates as the work progresses and reflect adjustments in profit proportionate to the job percentage of completion during the period in which those estimates are revised.

Unapproved Change Orders―Change orders, which are a normal and recurring part of our business, can increase, sometimes substantially, the future scope and cost of a job. Therefore, change order awards, although frequently beneficial in the long term, can have the short-term effect of reducing the job percentage of completion and thus the revenues and profits recognized to date.

Revenues and gross profit on contracts can be significantly affected by change orders that may not be approved by the customer until the later stages of a contract or subsequent to the date a project is completed. If it is not probable the costs will be recovered through a change in contract price, the costs attributable to change orders are treated as contract costs without incremental revenue. For certain contracts where it is probable the costs will be recovered through a change order, total estimated contract revenue is increased by the lesser of the amounts management expects to recover and the costs expected to be incurred.

Revenue from unapproved change orders is generally recognized to the extent of the lesser of amounts we expect to recover or costs incurred. To the extent claims included in backlog are not resolved in our favor, there could be reductions in, or reversals of previously reported amounts of, revenues and profits, and charges against current earnings, which could be material.

Claims Revenue—Claims revenue may relate to various factors, including the procurement of materials, equipment performance failures, change order disputes or schedule disruptions and other delays, including those associated with weather and sea conditions. Claims revenue, when recorded, is only recorded to the extent of the lesser of the amounts management expects to recover and the associated costs incurred. We include certain unapproved claims in the applicable contract values when we have a legal basis to do so, consider collection to be probable and believe we can reliably estimate the ultimate value. Amounts attributable to unapproved change orders are not included in claims. We continue to actively engage in negotiations with our customers on our outstanding claims. However, these claims may be resolved at amounts that differ from our current estimates, which could result in increases or decreases in future estimated contract profits or losses. Claims are generally negotiated over the course of the respective projects, many of which are long-term in nature.

Deferred Profit Recognition―For contracts as to which we are unable to estimate the final profitability due to their uncommon nature, including first-of-a-kind projects, we recognize equal amounts of revenue and cost until the final results can be estimated more precisely. For these contracts, we only recognize gross margin when reliably estimable and the level of uncertainty has been significantly reduced, which we generally determine to be when the contract is at least 70% complete. We treat long-term construction contracts that contain such a level of risk and uncertainty that estimation of the final outcome is impractical as deferred profit recognition contracts. If, while being accounted for under our deferred profit recognition policy, a current estimate of total contract costs indicates a loss, the projected loss is recognized in full and the project is accounted for under our normal revenue recognition guidelines.  Currently, we are not accounting for any projects under our deferred profit recognition policy.

Completed Contract Method―Under the completed contract method, revenue and gross profit is recognized only when a contract is complete or substantially complete. We generally do not enter into fixed-price contracts without an estimate of cost to complete that we believe to be accurate. However, it is possible that in the time between contract award and the commencement of work on a project we could lose the ability to forecast costs to complete adequately based on intervening events, including, but not limited to, experience on similar projects, civil unrest, strikes and volatility in our expected costs. In such a situation, we would use the completed contract method of accounting for that project. In last three years, we did not enter into any contracts that we accounted for under the completed contract method.

Loss Recognition―A risk associated with fixed-priced contracts is that revenue from customers may not cover increases in our costs. It is possible that current estimates could materially change for various reasons, including, but not limited to, fluctuations in forecasted labor and vessel productivity, vessel repair requirements, weather downtime, subcontractor or supplier performance, pipeline lay rates or steel and other raw material prices. Increases in costs associated with our fixed-price contracts could have a material adverse impact on our consolidated financial condition, results of operations and cash flows. Alternatively, reductions in overall contract costs at completion could materially improve our consolidated financial condition, results of operations and cash flows.

See Note 2, Revenue Recognition, for discussion on Revenue.

Use of Estimates

Use of Estimates

We use estimates and assumptions to prepare our financial statements in conformity with GAAP. Those estimates and assumptions affect the amounts we report in our Consolidated Financial Statements and accompanying Notes. Our actual results could differ from those estimates, and variances could materially affect our financial condition and results of operations in future periods. Changes in project estimates generally exclude change orders and changes in scope, but may include, without limitation, changes in cost recovery estimates, unexpected changes in weather conditions, changes in productivity, unidentified required vessel repairs, customer and vendor delays and other costs. We generally expect to experience a reasonable amount of unanticipated events, and some of those events can result in significant cost increases above cost amounts we previously estimated. As of December 31, 2016, we have provided for our estimated costs to complete on all of our ongoing contracts. However, it is possible that current estimates could change due to unforeseen events, which could result in adjustments to overall contract costs. Variations from estimated contract performance could result in material adjustments to operating results. For all contracts, if a current estimate of total contract cost indicates a loss, the projected loss is recognized in full when determined.

Loss Contingencies

Loss Contingencies

We record liabilities for loss contingencies when it is probable that a liability has been incurred and the amount of loss is reasonably estimable. We provide disclosure when there is a reasonable possibility that the ultimate loss will exceed the recorded provision or if such loss is not reasonably estimable. We are currently involved in litigation and other proceedings, as discussed in Note 18, Commitments and Contingencies. We have accrued our estimates of the probable losses associated with these matters and associated legal costs are generally recognized as incurred. However, our losses are typically resolved over long periods of time and are often difficult to estimate due to various factors, including the possibility of multiple actions by third parties. Therefore, it is possible future earnings could be affected by changes in our estimates related to these matters.

Stock-Based Compensation

Stock-Based Compensation

Equity instruments are measured at fair value on the grant date. Stock-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards. We use a Black-Scholes model to determine the fair value of certain share-based awards, such as stock options. Additionally, we use a Monte Carlo model to determine the fair value of certain share-based awards that contain market and performance-based conditions. The use of these models requires highly subjective assumptions, such as assumptions about the expected life of the award, vesting probability, expected dividend yield and the volatility of our stock price. See Note 14, Stock-Based Compensation, for additional information.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Our cash and cash equivalents are highly liquid investments with maturities of three months or less when we purchase them. We record cash and cash equivalents as restricted when we are unable to freely use such cash and cash equivalents for our general operating purposes. A majority of our restricted cash and cash equivalents serves as collateral for outstanding letters of credit, as further discussed in Note 10, Debt.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount based on contracted prices. Amounts collected on accounts receivable are included in total cash provided by operating activities in the Consolidated Statements of Cash Flows.

We establish allowances for doubtful accounts based on our assessments of our customers’ willingness and abilities to pay. In addition to such allowances, there are often items in dispute or being negotiated that may require us to make an estimate as to the ultimate outcome. Past due receivable balances are written off when our internal collection efforts have been unsuccessful in collecting the amounts due.

Retainage, included in accounts receivable, represents amounts withheld from billings by our clients pursuant to provisions in the applicable contracts and may not be paid to us until the completion of specific tasks or the completion of the project and, in some instances, for even longer periods. Retainage may also be subject to restrictive conditions, such as performance guarantees.

Property, Plant and Equipment

Property, Plant and Equipment

We carry our property, plant and equipment at depreciated cost. Except for major marine vessels, we depreciate our property, plant and equipment using the straight-line method, over the estimated economic useful lives of eight to 33 years for buildings and three to 28 years for machinery and equipment. We do not depreciate property, plant and equipment classified as held for sale.

We depreciate major marine vessels using the units-of-production method based on the utilization of each vessel. Our units-of-production method of depreciation involves the calculation of depreciation expense on each vessel based on the product of actual utilization for the vessel for the period and the applicable daily depreciation value (which is based on vessel book value, standard utilization and vessel life) for the vessel. Our actual utilization is determined based on the actual days that the vessel was working or otherwise actively engaged (other than in transit between regions) under a contract, as determined by daily vessel operating reports prepared by the crew of the vessel. Our standard utilization is determined by vessel at least annually based on recent actual utilization combined with an expectation of future utilization, both of which allow for idle time. We ensure that a minimum amount of accumulated depreciation of at least 50% of equivalent life-to-date straight-line depreciation is recorded. Additionally, in periods of very low utilization, a minimum amount of depreciation expense of at least 25% of an equivalent straight-line depreciation expense (which is based on an initial 25-year life) is recorded.

We capitalize drydocking costs in other current assets and other assets when incurred and amortize the costs over the period of time between two drydock periods, which is generally five years.  We expense the costs of other maintenance, repairs and renewals, which do not materially prolong useful life of an asset, as we incur them.

Investments in Unconsolidated Affiliates

Investments in Unconsolidated Affiliates

We account for equity investments using the equity method of accounting if we have the ability to exercise significant influence over, but not control of, an investee.  Significant influence generally exists if we have an ownership interest representing between 20% and 50% voting rights.  Under the equity method of accounting, investments are stated initially at cost and are adjusted for subsequent additional investments and our proportionate share of profit or losses and distributions.

We record our share of the profit or losses of the equity method investments, net of income taxes, in the Consolidated Statements of Operations.  When our share of losses in an equity investment equals or exceeds our interest in the equity investment, including any other unsecured receivables, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the equity investment.

We evaluate our equity method investments for impairment when events or changes in circumstances indicate, in our management’s judgment, that the carrying value of such investments may have experienced other-than-temporary decline in value.  When evidence of loss in value has occurred, we compare the estimated fair value of investment to the carrying value of investment to determine whether an impairment has occurred.  If the estimated fair value is less than the carrying value and our management considers the decline in value to be other-than-temporary, the excess of the carrying value over the estimated fair value is recognized in the Consolidated Financial Statements as an impairment.

Derivative Financial Instruments

Derivative Financial Instruments

Our worldwide operations give rise to exposure to changes in certain market conditions, which may adversely impact our financial performance. When we deem it appropriate, we use derivatives as a risk management tool to mitigate the potential impacts of certain market risks. The primary market risk we manage through the use of derivative instruments is movement in foreign currency exchange rates. We use foreign currency derivative contracts to reduce the impact of changes in foreign currency exchange rates on our operating results. We use these instruments to hedge our exposure associated with revenues, costs (or both) on our long-term contracts and other cash flow exposures that are denominated in currencies other than our operating entities’ functional currencies. We do not hold or issue financial instruments for trading or other speculative purposes.

In certain cases, contracts with our customers contain provisions under which some payments from our customers are denominated in U.S. Dollars and other payments are denominated in a foreign currency. In general, the payments denominated in a foreign currency are designed to compensate us for costs that we expect to incur in such foreign currency. In these cases, we may use derivative instruments to reduce the risks associated with foreign currency exchange rate fluctuations arising from differences in timing of our foreign currency cash inflows and outflows. We recognize all derivatives at fair value on the balance sheet. Derivatives that are not accounted for as hedges under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging, are adjusted to fair value, and such changes are reflected through our results of operations. If a derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings, or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. See Note 12, Derivative Financial Instruments for additional information.

The ineffective portion of a derivative’s change in fair value and any portion excluded from the assessment of effectiveness are immediately recognized in earnings. Gains and losses on derivative financial instruments that are immediately recognized in earnings generally are included as a component of gain (loss) on foreign currency—net in our Consolidated Statements of Operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. An established hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1—inputs are based on quoted prices for identical instruments traded in active markets.
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Level 2—inputs are based on quoted prices for similar instruments in active markets, quoted prices for similar or identical instruments in inactive markets and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

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Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar valuation techniques.

The carrying amounts that we have reported for financial instruments, including cash and cash equivalents, restricted cash and cash equivalents, accounts receivables and accounts payable approximate their fair values due to the short maturity of those instruments. See Note 13, Fair Value Measurements, for additional information.

Insurance and Self-Insurance

Insurance and Self-Insurance

Our wholly owned “captive” insurance subsidiary provides coverage for our retentions under employer’s liability, general and products liability, automobile liability and workers’ compensation insurance and, from time to time, builder’s risk and marine hull insurance within certain limits. We may also have business reasons in the future to arrange for our insurance subsidiary to insure other risks which we cannot or do not wish to transfer to outside insurance companies. Premiums charged and reserves related to these insurance programs are based on the facts and circumstances specific to the insurance claims, our past experience with similar claims, loss factors and the performance of the outside insurance market for the type of risk at issue. The actual outcome of insured claims could differ significantly from estimated amounts. We maintain actuarially determined accruals in our consolidated balance sheets to cover self-insurance retentions for the coverages discussed above. These accruals are based on various assumptions developed utilizing historical data to project future losses. Loss estimates in the calculation of these accruals are adjusted as required based upon reported claims, actual claim payments and settlements and claim reserves. These loss estimates and accruals recorded in our financial statements for claims have historically been reasonable. Claims as a result of our operations, if greater in frequency or severity than actuarially predicted, could adversely impact the ability of our captive insurance subsidiary to respond to all claims presented.

Concentration of Credit Risk

Concentration of Credit Risk

Our principal customers are businesses in the offshore oil and gas industry. This concentration of customers may impact our overall exposure to credit risk, either positively or negatively, in that our customers may be similarly affected by changes in economic or other conditions. In addition, we and many of our customers operate worldwide and are therefore exposed to risks associated with the economic and political forces of various countries and geographic areas. We generally do not obtain any collateral for our receivables. See Note 19, Segment Reporting, for additional information about our operations in different geographic areas.

Pension and Postretirement Benefit Plans

Pension and Postretirement Benefit Plans

We have both defined benefit (funded and unfunded) and defined contribution plans. For the defined benefit plans, a projected benefit obligation is calculated annually by independent actuaries using the unit credit method.

We recognize actuarial gains and losses on pension and postretirement benefit plans immediately in our operating results. These gains and losses are generally measured annually as of December 31 and accordingly will normally be recorded during the fourth quarter, unless an earlier remeasurement is required. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated postretirement benefit obligation and postretirement benefit cost would be affected in future years.

Pension costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, offset by expected return on plan assets.

For defined contribution plans, we pay contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The contributions are recognized as employee benefit expense when due.

Foreign Currency Translation

Foreign Currency Translation

We translate assets and liabilities of our foreign operations, other than operations in highly inflationary economies, into U.S. Dollars at year-end exchange rates, and we translate income statement items at average exchange rates for the periods presented. We record adjustments resulting from the translation of foreign currency financial statements as a component of other comprehensive income (loss), net of tax.

Impairment Review

Impairment Review

We review our tangible long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If an evaluation is required, the fair value of each applicable asset is compared to its carrying value. Factors that impact our determination of potential impairment include forecasted utilization of equipment and estimates of forecasted cash flows from projects expected to be performed in future periods. Our estimates of cash flow may differ from actual cash flow due to, among other things, economic conditions or changes in operating performance. Any changes in such factors may negatively affect our business segments and result in future asset impairments.

Income Taxes

Income Taxes

We provide for income taxes based on the tax laws and rates in the countries in which we conduct our operations. MDR is a Panamanian corporation that earns all of its income outside of Panama. As a result, we are not subject to income tax in Panama. We operate in various taxing jurisdictions around the world. Each of these jurisdictions has a regime of taxation that varies, not only with respect to nominal rates, but also with respect to the basis on which these rates are applied. These variations, along with changes in our mix of income or loss from these jurisdictions, may contribute to shifts, sometimes significant, in our effective tax rate.

We believe that our deferred tax assets recorded as of December 31, 2016 are realizable through carrybacks, future reversals of existing taxable temporary differences and future taxable income.  Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as the net tax effects of net operating loss carryforwards.

We record a valuation allowance to reduce our deferred tax assets to the amount that is more likely than not to be realized. If we subsequently determine that we will be able to realize deferred tax assets in the future in excess of our net recorded amount, the resulting adjustment would increase earnings for the period in which such determination was made. We will continue to assess the adequacy of the valuation allowance on a quarterly basis. Any changes to our estimated valuation allowance could be material to our consolidated financial condition and results of operations. See Note 15, Income Taxes, for additional disclosures.

Classification

Classification

Certain prior year amounts have been reclassified for consistency with the current year presentation. Our Consolidated Financial Statements previously reported income and loss from investment in unconsolidated affiliates as components of operating income. In the first quarter of 2016, we concluded that classification of loss from investments in unconsolidated affiliates after provision for income tax better reflected how the operations of our unconsolidated affiliates relate to our business as a whole.

In the first quarter of 2017, we implemented certain changes to our financial reporting structure resulting in:

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Corporate expenses, certain centrally managed initiatives (such as restructuring charges), impairments, year-end mark-to-market (“MTM”) pension actuarial gains and losses, costs not attributable to a particular reportable segment and unallocated direct operating expenses associated with the underutilization of vessels, fabrication facilities and engineering resources, are no longer apportioned to our reportable segments. Those expenses are reported under “Corporate and Other.”

•	Research and development (“R&D”) expenses are separately presented in our Consolidated Statements of Operations. Previously R&D expenses were included in Cost of operations.
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Gain (loss) on foreign currency, net is included in Other non-operating income (expense), net in our Consolidated Statements of Operations.  Previously, Gain (loss) on foreign currency, net was separately presented.

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Note 19 includes, under caption “Information about Operations”, a reconciliation of segment operating income (loss) before income taxes to Income (loss) before income taxes in our Consolidated Statements of Operations.

Previously reported financial statements have been adjusted to reflect the above changes.

Recently Issued and Adopted Accounting Guidance

Recently Issued and Adopted Accounting Guidance

Statement of Cash Flows—In November 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230) Restricted Cash.  This ASU clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. We adopted this ASU in the fourth quarter of 2016. As a result, our Consolidated Statement of Cash Flows will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents.  All comparative periods presented have been revised to reflect this change. See Note 5, Cash, Cash Equivalents and Restricted Cash for a reconciliation of the totals in Consolidated Statements of Cash Flows and in the Consolidated Balance Sheets.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU clarifies how entities should classify certain cash receipts and cash payments in their statements of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. We adopted this ASU in the third quarter of 2016. Our retrospective adoption did not have a material impact on the presentation of our Consolidated Financial Statements.

Consolidation—In October 2016, the FASB issued ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That are under Common Control.  This ASU amends the primary beneficiary assessment under ASC 810, requiring that a single decision maker consider indirect interests held by related parties under common control on a proportionate basis.  This ASU is effective for annual and interim periods beginning after December 15, 2016. Early adoption is permitted. We adopted this ASU in the fourth quarter of 2016. Our adoption did not have a material impact on the accompanying Consolidated Financial Statements.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. This ASU eliminates the requirement that an acquirer in a business combination account for measurement-period adjustments retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment.

In February 2015, the FASB issued ASU 2015-02, Consolidation: Amendments to the Consolidation Analysis, which amends and changes the consolidation analysis previously required under U.S. GAAP. This ASU modifies the process used to evaluate whether limited partnerships and similar entities are variable interest entities or voting interest entities; affects the analysis performed by reporting entities regarding variable interest entities, particularly those with fee arrangements and related party relationships; and provides a scope exception for certain investment funds.

The amendments in ASUs 2015-16 and 2015-02 became effective for annual and interim periods beginning after December 15, 2015. Early adoption was permitted. We adopted these ASUs in the first quarter of 2016. Our adoption of these ASUs did not have a material impact on the accompanying Consolidated Financial Statements.

Stock Compensation—In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvement to Employee Share-Based Payment Accounting. This ASU simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, earnings per share and classification in the statement of cash flows. We adopted this ASU in the second quarter of 2016. Our adoption did not have a material impact on the presentation of our Consolidated Financial Statements.

Derivatives—In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. This ASU clarifies that a contingent put or call option embedded in a debt instrument would be evaluated for possible separate accounting as a derivative instrument without regard to the nature of the exercise contingency.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The amendments in this ASU clarify that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument under Topic 815 does not require de-designation of that hedging relationship, provided that all other hedge accounting criteria continue to be met.

The amendments in ASU 2016-06 and 2016-05 are effective for interim and annual periods beginning after December 15, 2016. Early adoption is permitted. We adopted these ASUs in the fourth quarter of 2016. Our adoption of those ASUs did not have a material impact on the accompanying Consolidated Financial Statements.

Income Tax—In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. Under this ASU an entity shall classify deferred tax assets and liabilities as noncurrent. We adopted ASU 2015-17 in the first quarter of 2016. Our adoption of that ASU did not have a material impact on the presentation of our Consolidated Financial Statements. All comparable periods presented have been revised to reflect this change.

Going Concern—In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. Under this ASU, we are required to assess our ability to continue as a going concern each interim and annual reporting period and provide certain disclosures if there is substantial doubt about our ability to continue as a going concern, including our management’s plan to alleviate any such substantial doubt. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim periods thereafter with early adoption permitted. We adopted this ASU in the third quarter of 2016. Our adoption of the ASU did not impact the presentation of our Consolidated Financial Statements or the disclosures in the Consolidated Financial Statements.

Accounting Guidance Issued But Not Adopted

Accounting Guidance Issued But Not Adopted as of December 31, 2016

Income Taxes—In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory.  This ASU requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs.  The ASU is effective for interim and annual periods beginning after December 15, 2017.  Early adoption is permitted.  The application of this amendment is not expected to have a material impact on our future Consolidated Financial Statements and related disclosures.

Financial Instruments—In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU will require a financial asset measured at amortized cost basis to be presented at the net amount expected to be collected. A valuation account, allowance for credit losses, will be deducted from the amortized cost basis of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset. This ASU is effective for interim and annual periods beginning after December 15, 2019. We are currently assessing the impact of this guidance on our future Consolidated Financial Statements and related disclosures.

Leases—In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU will require entities that lease assets—referred to as “lessees”—to recognize on the balance sheet the assets and liabilities for the rights and obligations created by leases with lease terms of more than 12 months. Consistent with current U.S. GAAP, the recognition, measurement and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current U.S. GAAP—which requires only capital leases to be recognized on the balance sheet—the new ASU will require both types of leases to be recognized on the balance sheet. This ASU is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. We are currently assessing the impact of this ASU on our future Consolidated Financial Statements and related disclosures.

Financial Assets and Liabilities—In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities.  Under this new guidance, entities will be required to measure all investments in equity securities that are not subject to equity method or consolidation accounting at fair value, with changes recognized in net income.  Fair value changes related to instrument-specific credit risk in financial liabilities accounted for under the fair value option in Accounting Standards Codification 825 must be recorded in other comprehensive income instead of earnings.  ASU 2016-01 also changes presentation and disclosure requirements for financial assets and liabilities.  ASU 2016-01 is effective for interim and annual periods beginning after December 15, 2017, with early adoption not permitted except related to changes in fair value for financial liabilities. We are currently assessing the impact of these amendments on our future Consolidated Financial Statements and related disclosures.

Revenue from Contracts with Customers (Topic 606)—In May 2014, the FASB issued a new standard related to revenue recognition which supersedes most of the existing revenue recognition requirements in U.S. GAAP and will require entities to recognize revenue at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. It also requires significantly expanded disclosures regarding the qualitative and quantitative information of an entity’s nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The FASB has issued several amendments to the standard, including clarification on accounting for licenses of intellectual property, identifying performance obligations, reporting gross versus net revenue and narrow-scope improvements and practical expedients.

The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (“full retrospective method”), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (“modified retrospective application”).

We are currently assessing the impact of this ASU and the amendments on our future Consolidated Financial Statements and related disclosures. Adoption may affect the manner in which the company determines the unit of account for its projects and estimates revenue associated with unapproved change orders and claims. We intend to adopt the new standard on January 1, 2018 (the “initial application” date):

•	using the modified retrospective application, with no restatement of the comparative periods presented and a cumulative effect adjustment as of the date of adoption;
•	applying the new standard only to those contracts that are in process at the date of initial application; and
•	disclosing the impact of the new standard on our 2018 Consolidated Financial Statements.

This standard could have a significant impact on our Consolidated Financial Statements and related disclosures.